Business Combinations - Assets and liabilities recognized in conjunction with the acquisition (Details) - Genkyotex SA kr in Thousands	Dec. 31, 2020 SEK (kr)
Assets and liabilities recognized in conjunction with the acquisition
Non-current assets	kr 2,438
Other current assets	10,022
Cash	32,265
Pension liabilities	(9,410)
Deferred tax liabilities	(82,683)
Other non-current liabilities	(643)
Other current liabilities	(20,677)
Acquired identified assets	342,726
Non-controlling interests	(136,084)
Goodwill	48,839
Acquired net assets	255,481
NOX platform
Assets and liabilities recognized in conjunction with the acquisition
Intangible assets	382,521
Other licenses
Assets and liabilities recognized in conjunction with the acquisition
Intangible assets	kr 28,893